Document and Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document Information [Line Items]
Entity Registrant Name	Navios Maritime Partners L.P.
Trading Symbol	NMM
Entity Central Index Key	0001415921
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Common Unitholders
Document Information [Line Items]
Entity Common Stock Shares Outstanding	167,589,764
General Partner Units
Document Information [Line Items]
Entity Common Stock Shares Outstanding	3,420,203